Lines of Credit and Debt (Narrative) (Details)	12 Months Ended					12 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) line_of_credit	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 EUR (€)	Oct. 31, 2012 series	Dec. 31, 2013 Senior unsecured notes USD ($)	Dec. 31, 2013 Senior unsecured notes EUR (€)	Oct. 31, 2012 Senior unsecured notes USD ($)	Oct. 31, 2012 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 Senior unsecured notes USD ($)	Dec. 31, 2013 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 Senior unsecured notes USD ($)	Dec. 31, 2012 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 Senior unsecured notes USD ($)	Oct. 31, 2012 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 Senior unsecured notes USD ($)	Dec. 31, 2013 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 Senior unsecured notes USD ($)	Dec. 31, 2012 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 Senior unsecured notes USD ($)	Oct. 31, 2012 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 Senior unsecured notes USD ($)	Dec. 31, 2013 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 Senior unsecured notes USD ($)	Dec. 31, 2012 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 Senior unsecured notes USD ($)	Dec. 31, 2013 Convertible Notes 3.25% Due in 2026 QIAGEN Euro Finance USD ($)	Dec. 31, 2012 Convertible Notes 3.25% Due in 2026 QIAGEN Euro Finance USD ($)	May 31, 2006 Convertible Notes 3.25% Due in 2026 QIAGEN Euro Finance USD ($)	Dec. 31, 2013 Convertible Notes 1.5% Due in 2024 QIAGEN Finance USD ($)	Dec. 31, 2012 Convertible Notes 1.5% Due in 2024 QIAGEN Finance USD ($)	Aug. 31, 2004 Convertible Notes 1.5% Due in 2024 QIAGEN Finance USD ($)
Debt Instrument [Line Items]
Line of credit facility, revolving credit, amount	$ 602,100,000			€ 436,600,000
Syndicated multi-currency term loan, amount				400,000,000
Number of lines of credit	4
Lines of credit				36,600,000
Stated interest rate, minimum	0.80%
Stated interest rate, maximum	2.35%
Commitment fee calculation basis on applicable margin, percent	35.00%
Commitment fee paid	1,300,000	1,100,000
Face amount of debt instrument								400,000,000	73,000,000			300,000,000			27,000,000
Weighted average interest rate of long-term debt								3.66%
Number of series of notes issued					3
Stated interest rate									3.19%	3.19%		3.75%	3.75%		3.90%	3.90%				3.25%			1.50%
Term of debt instrument									7 years			10 years			12 years
Debt issuance costs paid	0	2,084,000	0
Proceeds from debt	13,000	400,000,000	44,000,000			220,000,000	170,000,000
Fair value of long-term debt						373,500,000
Total long-term debt	845,483,000	846,992,000								73,000,000	73,000,000		300,000,000	300,000,000		27,000,000	27,000,000	300,000,000	300,000,000		145,000,000	145,000,000
Less current portion	207,000	948,000
Interest expense on long-term debt	28,400,000	17,400,000	22,100,000
Convertible debt																				300,000,000			150,000,000
Effective interest rate																		3.70%			1.80%
Percent of note issued principal value																		100.00%			100.00%
Convertible into common shares at the option																		15,000,000			11,500,000.0
Convertible debt, conversion price																		$ 20.00			$ 12.6449
Term of debt instrument call feature																		7 years
Percentage of provisional call trigger price																		130.00%			120.00%
Consecutive trading days	20 days
Fair value of debt instrument																		$ 381,900,000			$ 267,500,000